Schedule of Related Party Transaction (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Fanhua Group [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	¥ 48,316	¥ 45,811

[1]	Corporate borrowings from Fanhua Group